Perpetual Securities - Additional Information (Detail)		12 Months Ended
	May 14, 2020 HKD ($)	Dec. 31, 2020 HKD ($)	May 14, 2020 SGD ($)	May 14, 2020 USD ($)
Disclosure of classes of share capital [line items]
Exchange of Securities into aggregate amount of Senior perpetual capital securities		$ 382,082,113
Profit attributable to holders of Perpetual Securities		78,987,714
Cash paid to holders of preprtual securities		$ 62,753,625
Perpetual Securities I [member]
Disclosure of classes of share capital [line items]
Debt securities issued	$ 1,550,020,000			$ 200,000,000
Shares Distribution rate	7.25%		7.25%	7.25%
Direct transaction costs attributable to the perpetual securities	$ 4,460,393
Exchange of Securities into aggregate amount of Senior perpetual capital securities	301,633,892			$ 38,920,000
First reset date of perpetual securities issued		May 14, 2023
Initial spread		7.011%
Step up margin to the distribution rate		5.00%
Perpetual Securities II [member]
Disclosure of classes of share capital [line items]
Debt securities issued	$ 272,890,845		$ 50,000,000
Shares Distribution rate	4.50%		4.50%	4.50%
Direct transaction costs attributable to the perpetual securities	$ 4,460,393
Exchange of Securities into aggregate amount of Senior perpetual capital securities	$ 80,448,221		$ 14,740,000
Optional dedemption date		May 14, 2025